                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-2527

                               SCUDDER MONEY FUNDS
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       1/31/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Money Funds

Scudder Money Market Fund

Scudder Government Money Fund

Scudder Tax-Exempt Money Fund

Semiannual Report to Shareholders

January 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary January 31, 2004

Scudder Money Market Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] First Tier Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Money Market Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of1/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	38	of	399	10
3-Year	38	of	350	11
5-Year	27	of	289	10
10-Year	19	of	166	11

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2004. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Money Market Instrument Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder Government Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] Government Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of1/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	9	of	122	8
3-Year	11	of	114	9
5-Year	9	of	99	9
10-Year	7	of	69	10

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2004. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Government Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder Tax-Exempt Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] Tax-Free Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Income from Scudder Tax-Exempt Money Fund may be subject to state and local taxes and the alternative minimum tax. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Tax-Exempt Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet, Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of1/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	15	of	126	12
3-Year	13	of	119	11
5-Year	8	of	105	8
10-Year	6	of	77	8

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2004. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Tax-Exempt Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Management Review

In the following interview, Portfolio Managers Christine C. Haddad and Joseph Benevento discuss the market environment and their team's approach to managing Scudder Money Funds during the six-month period ended January 31, 2004.

Q: Will you discuss the market environment for the funds during the most recent semiannual period?

A: Following the Federal Reserve Board's surprising decision to lower the federal funds rate by only 25 basis points - to 1% - back in June 2003, the US economy began to stabilize in the fall. The money market yield curve steepened, and - following a long period of declining short-term interest rate levels - we were finally able to extend the funds' maturity. The government reported approximately 8% GDP growth for the third quarter, which seemed to show that the economy was finally turning the corner. With this announcement, the focus for investors turned to whether a renewed economy would produce significant job growth. Unfortunately, there was no sign that new jobs were being created at a significant rate during the third quarter.

In the second half of 2003, the Federal Reserve Board met several times and held short-term rates steady at 1%, repeatedly stating its bias toward staving off deflation. GDP was reported at approximately 4% for the fourth quarter and productivity levels remained high, yet the level of job creation remained stubbornly low. During the fourth quarter, the high level of volatility in the money market yield curve made for a difficult investing environment, as the one-year LIBOR rate traded in an uncharacteristically wide range of 1.40% to 1.65%.1 (To give an indication of the level of volatility in the market over the period, the one-year LIBOR ranged from 1.24% to 1.63% from July 2003 through January 2004; a more typical range during any given six-month period is 10 to 15 basis points.)

1 LIBOR, the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

In December, the Fed, satisfied by the evidence of a rebound in the economy, removed its anti-deflation bias and maintained its focus on the need for job creation. At the time, the market was "pricing in" a federal funds rate hike of 25 basis points in August 2004. But moving into January, with no sign of a pickup in job growth, the Fed held off on declaring a bias toward tightening credit, and the market's forecast for a possible short-term interest rate increase was pushed back to October 2004 and beyond. The fact that this is a presidential election year adds some uncertainty for Fed-watchers, as the Fed likely wants to avoid having its decisions on short-term rates cast in a political light.

Q: How did the funds perform over the most recent semiannual period?

A: We were able to produce competitive yields in Scudder Money Market Fund, Scudder Government Money Fund and Scudder Tax-Exempt Money Fund for the period. Given the volatility of the money market yield curve, through the third and fourth quarters we were able to pick up some additional yield for the funds as short-term rates rose. But in January, the curve began to flatten, and yields retreated. As securities within the portfolios mature, the funds are investing at lower interest rate levels.

Q: What detracted from performance during the period?

A: In December, we kept additional cash in the funds on hand - as we do each year - to meet any tax-related redemptions as well as investors' year-end liquidity needs. Keeping a larger percentage of assets in overnight liquidity detracted somewhat from the funds' yields and total returns.

Q: In light of market conditions during the six-month period, what has been the strategy for Scudder Money Market Fund and Scudder Government Money Fund?

A: During the period, we pursued a "barbell" strategy. That is, we purchased for the funds longer-duration instruments with maturities of nine months to one year, as well as short-term securities with maturities of three months or less; we kept the shorter-term securities in the portfolios mainly to meet liquidity needs. In addition, we de-emphasized callable agency securities in Scudder Money Market Fund, as they became a less useful cash management tool as yield spreads compressed. Over the six-month period, we maintained an average maturity of approximately 78 for the Scudder Money Market Fund and approximately 73 days for the Scudder Government Money Fund.

Toward the close of 2003, we increased the funds' allocation in floating-rate securities. The purpose of this strategy is to position the funds to benefit if the economy begins to create more jobs and the Fed decides to switch to a tightening bias earlier than expected. The interest rate of floating-rate securities adjusts periodically, based on the position of the yield curve. There are floating-rate securities that adjust daily, monthly and quarterly, based on indices such as LIBOR and the federal funds rate.

Q: What has been the strategy for Scudder Tax-Exempt Money Fund?

A: During the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth at the start of the period and a slowdown in individual state and local government tax collection. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios.

Over the reporting period, Scudder Tax-Exempt Money Fund targeted a neutral average maturity as compared with similar funds. Currently the portfolio is positioned with an average maturity of approximately 46 days, with 72% of assets in floating-rate securities and 28% in fixed-rate instruments. During the period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal money market investment spectrum. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Q: Do you anticipate any change in your management strategies?

A: Going forward, we will continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yields for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary January 31, 2004

Scudder Money Market Fund

Portfolio Composition	1/31/04	7/31/03

Commercial Paper	34%	31%
Floating Rate Notes	28%	24%
US Government Sponsored Agency Obligation	17%	14%
Certificates of Deposit and Bank Notes	12%	16%
Repurchase Agreements	8%	15%
Other Investments	1%	-
	100%	100%
Weighted Average Maturity*
Scudder Money Market Fund	81 days	84 days
First Tier Money Fund Average	55 days	53 days

Scudder Government Money Fund

Portfolio Composition	1/31/04	7/31/03

Agencies Not Backed by the Full Faith and Credit of the US Government	74%	73%
Repurchase Agreements	19%	21%
Agencies Backed by the Full Faith and Credit of the US Government	7%	6%
	100%	100%
Weighted Average Maturity*
Scudder Government Money Fund	66 days	84 days
Government Money Fund Average	55 days	49 days

Scudder Tax-Exempt Money Fund

Portfolio Composition	1/31/04	7/31/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Scudder Tax-Exempt Money Fund	46 days	21 days
Tax-Free Money Fund Average	42 days	41 days

* The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average consists of all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 11-24. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request no earlier than 15 days after month end. Please see the Account Management Resources section for contact information.

Investment Portfolio as of January 31, 2004 (Unaudited)

Scudder Money Market Fund	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.2%
Barclays Bank PLC, 1.04%, 4/28/2004	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, 1.31%, 4/5/2004	50,000,000	50,000,000
Canadian Imperial Bank of Commerce, 1.345%, 3/25/2004	15,000,000	14,999,891
Credit Agricole Indosuez SA, 1.18%, 10/29/2004	25,000,000	25,000,000
Credit Lyonnais SA, 1.15%, 4/27/2004	20,000,000	20,000,000
DEPFA Bank Europe PLC, 1.15%, 5/19/2004	30,000,000	30,000,000
DEPFA Bank Europe PLC, 1.185%, 10/26/2004	50,000,000	50,000,000
Fortis Bank NV, 1.385%, 9/3/2004	20,000,000	19,998,824
HBOS Treasury Services PLC, 1.11%, 2/18/2004	25,000,000	25,000,000
HBOS Treasury Services PLC, 1.16%, 3/23/2004	36,000,000	36,000,000
KBC Bank NV, 1.17%, 10/27/2004	35,000,000	35,000,000
Landesbank Baden Wuertemberg, 1.33%, 8/10/2004	20,000,000	20,006,230
Landesbank Hessen-Thuringen Girozentrale, 1.27%, 9/13/2004	16,000,000	15,995,699
National Australia Bank Ltd., 1.17%, 10/13/2004	20,000,000	19,999,260
Norddeutsche Landesbank Girozentrale, 1.1%, 7/6/2004	15,000,000	14,999,679
Norddeutsche Landesbank Girozentrale, 1.17%, 8/20/2004	20,000,000	20,000,000
Societe Generale, 1.13%, 7/7/2004	5,000,000	5,000,000
Societe Generale, 1.17%, 10/22/2004	20,000,000	20,000,000
Total Certificates of Deposit and Bank Notes (Cost $446,999,583)		446,999,583

Commercial Paper 34.2%
Abbott Laboratories, 5.125%, 7/1/2004	7,975,000	8,097,868
Banco Bilbao Vizcaya ARG, 1.11%, 6/30/2004	25,000,000	25,002,049
Bank of Nova Scotia, 1.105%**, 3/16/2004	75,000,000	74,898,708
CC (USA), Inc., 1.12%**, 3/15/2004	25,000,000	24,966,556
CC (USA), Inc., 1.335%, 8/13/2004	30,000,000	30,000,000
CIT Group Holdings, Inc., 1.06%**, 5/10/2004	30,000,000	29,912,550
CIT Group Holdings, Inc., 1.13%**, 2/23/2004	35,000,000	34,975,831
CIT Group Holdings, Inc., 1.13%**, 5/24/2004	23,000,000	22,918,420
CIT Group Holdings, Inc., 1.14%**, 7/19/2004	30,000,000	29,839,450
CIT Group Holdings, Inc., 1.15%**, 6/21/2004	10,000,000	9,954,958
CIT Group Holdings, Inc., 1.16%**, 3/15/2004	30,000,000	29,958,433
CIT Group Holdings, Inc., 1.16%**, 3/18/2004	25,000,000	24,962,944
Compass Securitization, 1.03%**, 2/10/2004	45,000,000	44,988,413
CRC Funding LLC, 1.04%**, 3/30/2004	38,000,000	37,936,329
Dorada Finance, Inc., 1.12%**, 3/23/2004	24,000,000	23,961,920
Goldman Sachs Group, Inc., 1.25%, 10/25/2004	50,000,000	50,000,000
Grampian Funding Ltd, 1.1%**, 7/8/2004	16,000,000	15,922,756
Grampian Funding Ltd, 1.13%**, 3/19/2004	56,000,000	55,917,384
Greyhawk Funding LLC, 1.04%**, 2/24/2004	44,000,000	43,970,764
Greyhawk Funding LLC, 1.11%**, 2/9/2004	58,000,000	57,985,693
Heller Financial, Inc., 6.0%, 3/19/2004	30,000,000	30,182,463
Irish Life & Permanent, 1.04%**, 4/14/2004	33,000,000	32,930,407
K2 (USA) LLC, 1.12%**, 3/22/2004	25,000,000	24,961,111
K2 (USA) LLC, 1.13%**, 3/29/2004	26,000,000	25,953,482
K2 (USA) LLC, 1.15%**, 4/23/2004	45,000,000	44,882,125
K2 (USA) LLC, 1.15%**, 5/10/2004	20,000,000	19,936,750
Lake Constance Funding, 1.11%**, 2/18/2004	48,400,000	48,374,630
Liberty Street Funding, 1.1%**, 3/19/2004	40,000,000	39,942,556
Scaldis Capital LLC, 1.04%**, 2/17/2004	65,000,000	64,970,089
Scaldis Capital LLC, 1.09%**, 3/22/2004	47,753,000	47,680,707
Scaldis Capital LLC, 1.12%**, 3/30/2004	25,000,000	24,954,889
Scaldis Capital LLC, 1.13%**, 3/24/2004	25,000,000	24,959,194
Svenska Handelsbanken, Inc., 1.04%**, 3/29/2004	56,957,000	56,863,211
Svenska Handelsbanken, Inc., 1.1%**, 2/10/2004	30,000,000	29,991,750
Tango Finance Corp., 1.13%**, 3/18/2004	35,000,000	34,949,464
Windmill Funding Corp., 1.09%**, 2/2/2004	25,000,000	24,999,243
Total Commercial Paper (Cost $1,252,703,097)		1,252,703,097

Floating Rate Notes* 27.8%
American Honda Finance Corp., 1.1%, 4/8/2004	20,000,000	19,999,634
American Honda Finance Corp., 1.32%, 5/20/2004	40,000,000	40,021,745
Associates Corp. of North America, 1.27%, 6/15/2004	25,000,000	25,000,000
Associates Corp. of North America, 1.27%, 6/25/2004	65,000,000	65,000,000
Bear Stearns Bank PLC, 1.213%, 1/1/2144	100,000,000	100,000,000
Blue Heron Funding, 1.13%, 5/19/2004	65,000,000	65,000,000
CC (USA), Inc., 1.055%, 9/24/2004	50,000,000	49,996,776
CC (USA), Inc., 1.055%, 9/27/2004	21,000,000	20,998,636
Federal Farm Credit, 1.005%, 12/15/2004	50,000,000	49,993,519
Federal Farm Credit, 1.03%, 6/13/2005	15,000,000	14,997,956
Federal Farm Credit, 1.03%, 1/17/2006	25,000,000	25,000,000
Goldman Sachs Group, Inc., 1.2%, 4/7/2004	50,000,000	50,000,000
Goldman Sachs Group, Inc., 1.21%, 4/13/2004	50,000,000	50,000,000
Goldman Sachs Group, Inc., 1.42%, 2/5/2004	30,000,000	30,000,064
Granite Mortgages PLC, 1.06%, 12/20/2004	20,000,000	20,000,000
Heller Financial, Inc., 1.9%, 4/2/2004	15,000,000	15,019,384
Landesbank Baden Wuertemberg, 1.1%, 3/15/2004	55,000,000	55,002,280
Merrill Lynch & Co., Inc., 1.1%, 2/4/2005	25,000,000	25,000,000
Morgan Stanley Dean Witter & Co., 1.1%, 2/20/2004	60,000,000	60,000,000
Morgan Stanley Dean Witter & Co., 1.13%, 2/26/2004	50,000,000	50,000,000
Morgan Stanley Dean Witter & Co., 1.13%, 7/23/2004	50,000,000	50,000,000
Nationwide Building SOC, 1.09%, 7/23/2004	50,000,000	50,000,000
Swedbank, 1.07%, 10/12/2004	50,000,000	49,994,720
Volkswagen Auto Loan Trust, 1.005%, 7/20/2004	9,740,192	9,740,192
Westdeutsche Landesbank AG, 1.21%, 8/31/2004	30,000,000	30,000,000
Total Floating Rate Notes (Cost $1,020,764,906)		1,020,764,906

US Government Sponsored Agency Obligations 17.4%
Federal Home Loan Bank, 0.995%*, 10/12/2004	60,000,000	59,983,195
Federal Home Loan Bank, 1.01%, 7/20/2004	115,000,000	115,000,000
Federal Home Loan Bank, 1.23%, 7/6/2004	25,000,000	25,000,000
Federal Home Loan Bank, 1.25%, 7/2/2004	55,000,000	55,000,000
Federal Home Loan Bank, 1.45%, 1/11/2005	35,000,000	35,000,000
Federal Home Loan Mortgage Corp., 1.11%*, 10/7/2005	65,000,000	65,000,000
Federal Home Loan Mortgage Corp., 1.15%**, 5/20/2004	10,000,000	9,965,181
Federal National Mortgage Association, 0.543%**, 6/25/2004	25,102,253	25,047,987
Federal National Mortgage Association, 1.06%, 7/20/2004	10,000,000	9,991,007
Federal National Mortgage Association, 1.08%, 7/23/2004	10,000,000	10,000,000
Federal National Mortgage Association, 1.45%, 9/14/2004	15,000,000	15,000,000
Federal National Mortgage Association, 1.5%, 9/24/2004	20,000,000	19,998,784
Federal National Mortgage Association, 1.5%, 11/16/2004	40,000,000	40,000,000
Federal National Mortgage Association, 1.52%, 1/19/2005	25,000,000	24,995,497
Federal National Mortgage Association, 1.55%, 12/6/2004	30,000,000	30,000,000
Federal National Mortgage Association, 1.6%, 12/29/2004	30,000,000	30,000,000
Federal National Mortgage Association, 3.0%, 6/15/2004	20,000,000	20,130,023
Federal National Mortgage Association, 3.5%, 9/15/2004	26,479,000	26,821,244
Federal National Mortgage Association, 5.625%, 5/14/2004	20,000,000	20,252,430
Total US Government Sponsored Agency Obligations (Cost $637,185,348)		637,185,348

Other Investments 0.5%
Texas State Veteran's Hospital, 1.080%+, 12/1/2029 (b) (Cost $20,000,000)	20,000,000	20,000,000
Repurchase Agreements 7.9%
Bear Stearns & Co., Inc., 1.04%, dated 10/02/2003, to be repurchased at $50,176,222 on 2/2/2004 (c)	50,000,000	50,000,000
Citigroup Global Markets, 1.03%, dated 1/30/2004, to be repurchased at $100,008,583 on 2/2/2004 (d)	100,000,000	100,000,000
JP Morgan Securities, Inc., 1.04%, dated 1/30/2004, to be repurchased at $135,011,700 on 2/2/2004 (e)	135,000,000	135,000,000
State Street Bank and Trust Co., 0.94%, dated 1/30/2004, to be repurchased at $2,943,231 on 2/2/2004 (f)	2,943,000	2,943,000
Total Repurchase Agreements (Cost $287,943,000)		287,943,000
Total Investment Portfolio - 100.0% (Cost $3,665,595,934) (a)		3,665,595,934

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2004.
** Annualized yield at time of purchase; not a coupon rate.
+ Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2004.
(a) The cost for federal income tax purposes was $3,665,595,934.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

28,555,000	Federal Home Loan Mortgage Corp.	5.50	12/15/2031	28,936,495
22,975,000	Federal National Mortgage Association	5.50	1/25/2033	22,067,281
Total Collateral Value				51,003,776

(d) Collateralized by $99,307,000 Federal Home Loan Mortgage Corp. securities, 6.0%, maturing on 12/24/2016 with a value of $102,000,206.

The accompanying notes are an integral part of the financial statements.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

21,000,000	Government National Mortgage Association	4.50	8/20/2032	18,845,907
16,186,000	Government National Mortgage Association	5.00	11/16/2018	16,437,334
15,000,000	Government National Mortgage Association	3.50	2/16/2026	14,224,993
10,006,166	Federal National Mortgage Association	5.50	9/15/2017	10,386,282
20,000,000	Federal National Mortgage Association	5.50	10/15/2027	20,948,028
1,391,000	Federal National Mortgage Association	5.50	4/15/2032	1,405,904
14,697,000	Federal National Mortgage Association	5.50	9/25/2029	15,000,602
25,000,000	Federal National Mortgage Association	3.50	2/25/2033	24,469,259
15,970,000	Federal National Mortgage Association	3.50	11/25/2032	15,986,230
Total Collateral Value				137,704,539

(f) Collateralized by $2,980,000 Federal Home Loan Mortgage Corp. securities, 2.05%, maturing on 10/14/2005 with a value of $3,002,758.

The accompanying notes are an integral part of the financial statements.

Scudder Government Money Fund	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 73.8%
US Government Sponsored Agencies
Federal Farm Credit Bank, 1.005%*, 12/15/2004	50,000,000	49,993,519
Federal Farm Credit Bank, 1.03%*, 6/13/2005	15,000,000	14,997,956
Federal Farm Credit Bank, 1.03%*, 12/27/2005	15,000,000	15,000,000
Federal Farm Credit Bank, 1.03%*, 1/17/2006	15,000,000	15,000,000
Federal Home Loan Bank, 1.01%, 7/20/2004	5,000,000	5,000,000
Federal Home Loan Bank, 1.19%*, 2/14/2005	4,000,000	4,000,000
Federal Home Loan Bank, 1.45%, 1/11/2005	10,000,000	10,000,000
Federal Home Loan Bank, 4.875%, 4/16/2004	10,000,000	10,076,882
Federal Home Loan Mortgage Corp., 1.11%*, 10/7/2005	10,000,000	10,000,000
Federal Home Loan Mortgage Corp., 1.1%**, 2/2/2004	20,000,000	19,999,389
Federal Home Loan Mortgage Corp., 1.15%**, 5/20/2004	8,000,000	7,972,144
Federal National Mortgage Association, 1.06%*, 2/23/2005	15,000,000	15,000,000
Federal National Mortgage Association, 1.06%, 7/20/2004	5,000,000	4,995,504
Federal National Mortgage Association, 1.08%**, 2/6/2004	25,000,000	24,996,250
Federal National Mortgage Association, 1.08%, 7/23/2004	10,000,000	10,000,000
Federal National Mortgage Association, 1.11%**, 3/10/2004	20,000,000	19,976,567
Federal National Mortgage Association, 1.11%**, 4/14/2004	20,000,000	19,954,983
Federal National Mortgage Association, 1.45%, 9/14/2004	5,000,000	5,000,000
Federal National Mortgage Association, 1.5%, 11/16/2004	15,000,000	15,000,000
Federal National Mortgage Association, 1.55%, 12/6/2004	10,000,000	10,000,000
Federal National Mortgage Association, 1.6%, 12/29/2004	10,000,000	10,000,000
Federal National Mortgage Association, 3.625%, 4/15/2004	10,000,000	10,050,275
Federal National Mortgage Association, 5.125%, 2/13/2004	10,225,000	10,238,107
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $317,251,576)		317,251,576

Agencies Backed by the Full Faith and Credit of the US Government 7.6%
Hainan Airlines, Series 2000-2, 1.07%*, 12/21/2004	8,213,588	8,213,588
Hainan Airlines, Series 2000-1, 1.095%*, 6/21/2004	7,079,568	7,079,569
Hainan Airlines, Series 2001-1, 1.17%*, 12/15/2007	8,716,340	8,716,340
Hainan Airlines, Series 2001-2, 1.17%*, 12/15/2007	4,358,170	4,358,170
Hainan Airlines, Series 2001-3, 1.17%*, 12/15/2007	4,358,170	4,358,170
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $32,725,837)		32,725,837
Repurchase Agreements 18.6%
Citigroup Global Markets, 1.03%, dated 1/30/2004, to be repurchased at $39,003,347 on 2/2/2004 (b)	39,000,000	39,000,000
Merrill Lynch, 1.08%, dated 1/30/2004, to be repurchased at $38,003,420 on 2/2/2004 (c)	38,000,000	38,000,000
State Street Bank and Trust Co., 0.94%, dated 1/30/2004, to be repurchased at $2,748,215 on 2/2/2004 (d)	2,748,000	2,748,000
Total Repurchase Agreements (Cost $79,748,000)		79,748,000
Total Investment Portfolio - 100.0% (Cost $429,725,413) (a)		429,725,413

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2004.
** Annualized yield at the time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $429,725,413.
(b) Collateralized by $32,438,000 of Federal National Mortgage Association securities, 7.25%, maturing on 5/15/2030 with a value of $40,561,032.
(c) Collateralized by $38,840,000 of US Treasury Bills, maturing on 4/15/2004 with a value of $38,762,710.
(d) Collateralized by $2,810,000 of Federal Home Loan Bank securities, maturing on 4/30/2004 with a value of $2,802,975.

The accompanying notes are an integral part of the financial statements.

Scudder Tax-Exempt Money Fund	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alaska 2.0%
Alaska, General Obligation, Series 1825, 1.0%*, 2/1/2011 (b)	11,915,000	11,915,000
California 3.5%
California, Department Water Resolution Power Supply Revenue, Series C-1, 0.94%*, 5/1/2022 (c)	2,000,000	2,000,000
California, Housing Finance Agency Revenue, Floater-PT-843, 1.09%*, 11/1/2005	2,045,000	2,045,000
California, State GO:
Series C-1, 0.95%*, 5/1/2033 (c)	400,000	400,000
Series C-4, 0.95%*, 5/1/2033 (c)	2,500,000	2,500,000
Series-819-D, 1.05%*, 2/1/2028 (b)	7,491,500	7,491,500
California, State GO, Revenue Anticipation Notes, Series A-3, 2.0%, 6/23/2004 (c)	5,000,000	5,018,099
Los Angeles, CA, Regional Airports Improvement Corp., Los Angeles International Airport, AMT, 1.03%*, 12/1/2025 (c)	1,050,000	1,050,000
Los Angeles, CA, Water & Power Revenue, Power System, Series A-2, 0.9%*, 7/1/2035	500,000	500,000
		21,004,599
Colorado 1.2%
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 1.02%*, 5/1/2033 (c)	3,200,000	3,200,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 0.98%*, 6/1/2021 (c)	4,015,000	4,015,000
		7,215,000
District of Columbia 1.0%
District of Columbia, General Obligation:
Series B, 0.96%*, 6/1/2030 (b)	500,000	500,000
Series D, 0.97%*, 6/1/2029 (b)	770,000	770,000
District of Columbia, General Obligation, Multimodal-Medlantic, Series A, 0.96%*, 6/1/2015 (b)	4,500,000	4,500,000
		5,770,000
Florida 6.1%
Broward County, School Board Certificates of Participation, 1.02%*, 7/1/2019 (b)	4,315,000	4,315,000
Capital Trust Agency Revenue, Seminole Tribe Resort, Series B, 0.97%*, 10/1/2033 (c)	4,305,000	4,305,000
Collier County, Hospital & Healthcare Revenue, Cleveland Health Clinic, Series C-1, 1.0%*, 1/1/2035 (c)	575,000	575,000
Florida, University Athletic Association, Inc., Capital Improvement Revenue, University of Florida Stadium Project, 1.03%*, 2/1/2020 (c)	125,000	125,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health, Series A, 0.95%*, 11/15/2032 (c)	2,050,000	2,050,000
Jacksonville, FL, Electric Authority Revenue, Electric Systems:
Series B, 1.0%*, 10/1/2030	3,560,000	3,560,000
Series C, 1.05%*, 10/1/2030	1,000,000	1,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 1.0%*, 9/1/2029 (c)	3,150,000	3,150,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.0%*, 11/1/2028 (c)	10,315,000	10,315,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Falcon Trace Apartments Project, Series D, AMT, 0.97%*, 10/1/2032 (b)	2,050,000	2,050,000
Palm Beach County, Water & Sewer Revenue, 2.0%, 10/1/2004	1,400,000	1,408,757
Sarasota County, FL, Health Facilities Authority Revenue, Healthcare Facilities, Bay Village Project, 1.0%*, 12/1/2023 (c)	3,350,000	3,350,000
		36,203,757
Georgia 5.3%
Atlanta, GA, Airport Revenue, Series C-1, 0.95%*, 1/1/2030 (b)	4,000,000	4,000,000
Burke County, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, Series C, 0.99%*, 1/1/2018 (b)	2,070,000	2,070,000
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Clairmont Crest Project, 0.97%*, 6/15/2025 (b)	1,100,000	1,100,000
Gainsville, GA, Redevelopment Authority, Educational Facilities Revenue, Riverside Military Project, 0.96%*, 7/1/2024 (c)	4,965,000	4,965,000
Georgia, Municipal Electric Authority, Series 1985-A, 0.98%, 2/11/2004	10,000,000	10,000,000
Rockdale County, Hospital Authority Revenue, Anticipate Certificate, 0.95%*, 10/1/2027 (c)	2,000,000	2,000,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.05%*, 5/1/2021 (c)	7,000,000	7,000,000
		31,135,000
Idaho 0.3%
Power County, Industrial Development Authority, FMC Corp. Project, AMT, 1.06%*, 4/1/2014 (c)	2,000,000	2,000,000
Illinois 14.9%
Chicago, IL, General Obligation, Series B, 0.95%*, 1/1/2037 (b)	6,000,000	6,000,000
Chicago, IL, Industrial Development Revenue, Milex Products, Inc. Project, AMT, 1.17%*, 8/1/2012 (c)	2,445,000	2,445,000
Chicago, IL, Revenue Bonds, De La Salle Institution Project, 1.04%*, 4/1/2027 (c)	2,765,000	2,765,000
Chicago, IL, Revenue Bonds, Homestart Program, Series A, 1.04%*, 6/1/2005 (c)	3,510,000	3,510,000
Chicago, IL, Sales Tax Revenue, 0.97%*, 1/1/2034 (b)	9,200,000	9,200,000
Cicero, Il, Industrial Development Revenue, Harris Steel Co. Project, AMT, 1.17%*, 5/1/2011 (c)	1,930,000	1,930,000
Cook County, Industrial Development Revenue, 128th Place Limited Partnership, AMT, 1.02%*, 7/1/2020 (c)	2,550,000	2,550,000
Franklin Park, IL, Industrial Development Revenue, MaClean Fogg Co. Project, AMT, 1.1%*, 2/1/2007 (c)	5,000,000	5,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 1.1%*, 7/1/2024 (c)	4,620,000	4,620,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Orchestra, 0.95%*, 12/1/2028 (c)	2,200,000	2,200,000
Illinois, Development Finance Authority Revenue, Museum Contemporary Art Project, 0.98%*, 2/1/2029 (c)	4,000,000	4,000,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 1.4%*, 2/1/2013 (c)	3,355,000	3,355,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 1.02%*, 8/1/2019 (c)	5,900,000	5,900,000
Illinois, General Obligation, Regional Transportation Authority, Merlots, Series A-24, 1.03%*, 7/1/2032 (b)	2,175,000	2,175,000
Illinois, General Obligation, Series 1750, 1.0%*, 12/1/2010 (b)	5,370,000	5,370,000
Illinois, General Obligation, Star Certificates, Series 03-20, 1.17%*, 11/1/2019 (b)	5,745,000	5,745,000
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 0.97%*, 7/1/2028 (b)	5,200,000	5,200,000
Illinois, Development Finance Authority Revenue, Jewish Federation Projects, 0.97%*, 9/1/2024 (b)	3,975,000	3,975,000
Illinois, Regional Transit Authority, 1.05%, 2/3/2004	2,000,000	2,000,000
Mundelein, IL, Industrial Development Revenue, MaClean Fogg Co. Project, AMT, 1.1%*, 1/1/2015 (c)	6,500,000	6,500,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, 1.17%*, 12/1/2016 (c)	4,140,000	4,140,000
		88,580,000
Indiana 0.8%
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center III Project, AMT, 1.02%*, 6/1/2022 (c)	4,500,000	4,500,000
Iowa 1.1%
Iowa, School Cash Anticipation Program, Warrant Certificates, Series B, 2.0%, 1/28/2005 (b)	6,500,000	6,562,316
Kentucky 3.6%
Boone County, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.1%*, 8/1/2013 (c)	4,400,000	4,400,000
Breckinridge County, Lease Program Revenue, Kentucky Association Counties Leasing Trust, Series A, 1.0%*, 2/1/2032 (c)	1,800,000	1,800,000
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 1.0%*, 3/1/2030 (c)	4,825,000	4,825,000
Pendleton County, Multi-County Lease Revenue, Kentucky Associate County Leasing Program, 1.04%*, 5/14/2004 (c)	10,000,000	10,000,000
		21,025,000
Michigan 7.2%
ABN AMRO Munitops Certificates Trust, Series 2003-3, 0.99%*, 1/1/2011 (b)	15,900,000	15,900,000
Jackson County, Economic Development Corp. Revenue, Spring Arbor College Project, 1.0%*, 12/1/2020 (c)	4,810,000	4,810,000
Jackson, MI, Public Schools, State Aid Anticipation Notes, 2.0%, 5/21/2004 (c)	1,800,000	1,805,265
Lakeview, MI, Public School District, 4.0%, 5/1/2004 (b)	350,000	352,630
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.01%*, 6/1/2018 (c)	2,925,000	2,925,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (c)	13,360,000	13,431,097
Michigan, Municipal Securities Trust Certificates, Series 9054, 1.02%*, 4/20/2011 (b)	3,050,000	3,050,000
Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.15%*, 10/1/2015	290,000	290,000
		42,563,992
Missouri 0.8%
St. Louis, Development Finance Board, Air Cargo Facilities Revenue, AMT, 1.04%*, 3/1/2030 (c)	5,000,000	5,000,000
Nevada 2.1%
City of Phoenix, 1.06%, 3/11/2004	2,000,000	2,000,000
Las Vegas Valley, Water District, Series B-10, 1.03%*, 6/1/2024 (b)	5,995,000	5,995,000
Nevada, Department of Community Industrial Development Revenue, Dura-Bond Project, Series A, AMT, 1.15%*, 1/1/2009 (c)	4,400,000	4,400,000
		12,395,000
New Hampshire 0.5%
New Hampshire, Health & Education Authority Hospital Revenue, Series 1830, 1.05%*, 10/1/2021	3,035,000	3,035,000
New Jersey 0.2%
Atlantic County, NJ, Import Authority Revenue, Pooled Program, 0.95%*, 7/1/2026 (c)	1,000,000	1,000,000
New York 3.8%
City of Rochester, 0.97%, 5/13/2004	3,000,000	3,000,000
Hempstead, NY, Industrial Development Agency, Industrial Development Revenue, Trigen-Nassua Energy Corp., 0.95%*, 9/15/2015 (c)	305,000	305,000
New York, General Highway & Bridge Trust Fund, Star Certificates, Series 2003-4, 0.97%*, 4/1/2011 (b)	3,000,000	3,000,000
New York City, NY, Transitional Finance Authority, Bond Anticipation Notes, Series 2, 2.0%, 2/19/2004	6,500,000	6,502,851
New York, NY, General Obligation, Series A-5, 1.0%*, 8/1/2031 (c)	2,000,000	2,000,000
New York, NY, State GO, Revenue Anticipation Notes, Series A, 2.0%, 4/15/2004	7,500,000	7,515,979
New York, NY, Transitional Finance Authority, Star Certificate, Series 2003-7, 0.99%*, 2/1/2009	100,000	100,000
		22,423,830
Ohio 4.7%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 0.99%*, 6/1/2032 (c)	5,900,000	5,900,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 1.0%*, 12/1/2032 (b)	4,000,000	4,000,000
Hunron County, Ohio, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 0.95%*, 12/1/2027 (c)	6,000,000	6,000,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 1.17%*, 12/1/2019 (c)	2,975,000	2,975,000
Ohio, Higher Educational Facilities Community Revenue, Pooled Program, Series A, 1.05%*, 9/1/2020 (c)	6,560,000	6,560,000
Ohio, University of Toledo, General Receipts Bonds, 0.98%*, 6/1/2032 (b)	295,000	295,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 1.14%*, 7/1/2018 (c)	1,910,000	1,910,000
		27,640,000
Oklahoma 1.2%
Blaine County, OK, Industrial Development Authority, Industrial Redevelopment, Seaboard Project, AMT, 1.05%*, 11/1/2018 (c)	1,500,000	1,500,000
Payne County, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 0.98%*, 7/1/2032 (b)	5,340,000	5,340,000
		6,840,000
Oregon 1.1%
Hermiston, OR, Electric System Revenue, Private Activities, Series A, 1.1%, 10/1/2032 (c)	6,495,000	6,495,000
Pennsylvania 8.0%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 0.95%*, 7/1/2023 (c)	6,320,000	6,320,000
Bucks County, PA, Tax & Revenue Anticipation Notes, Series A, 2.0%, 12/31/2004	12,500,000	12,598,296
Dauphin County, OA, General Authority, Education & Health Loan Program, 1.0%*, 11/1/2017 (b)	5,505,000	5,505,000
Delaware County, PA, Industrial Development Authority, Pollution Control Revenue, BP Exploration & Oil, 1.0%*, 10/1/2019 (b)	300,000	300,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 0.95%*, 8/1/2016 (c)	1,100,000	1,100,000
Manheim Township, School District, 1.0%*, 6/1/2016 (b)	3,600,000	3,600,000
Pennsylvania, Economic Development Finance Authority, Exempt Facilities Revenue, Amtrak Project, Series B, 1.0%*, 11/1/2041 (c)	900,000	900,000
Pennsylvania, Economic Development Finance Authority, Exempt Facilities Revenue, Reliant Energy Seward Project, Series A, AMT, 1.0%*, 12/1/2036 (c)	11,000,000	11,000,000
Pennsylvania, General Obligation, Merlots, Series A-15, 1.03%*, 1/1/2017 (b)	3,770,000	3,770,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 0.99%*, 3/1/2027 (b)	1,000,000	1,000,000
Pennsylvania, State Higher Education Facilities Authority Revenue, Modal-Drexel University, Series B, 0.95%*, 5/1/2033 (c)	225,000	225,000
Philadelphia, PA, Hospital & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series B, 1.0%*, 7/1/2025	1,100,000	1,100,000
		47,418,296
South Carolina 3.2%
South Carolina, Public Service Authority, 1.0%, 6/8/2004	18,538,000	18,538,000
Tennessee 3.1%
Clarksville, TN, Public Building Authority Revenue, 1.0%*, 7/1/2031 (c)	2,495,000	2,495,000
Montgomery County, Public Building Authority Pooled Financing Revenue, Tennessee County Pool Program, 1.0%*, 4/1/2032 (c)	2,400,000	2,400,000
Shelby County, TN, Health Educational Authority, 0.96%, 2/23/2004	10,000,000	10,000,000
Shelby County, TN, State GO, Tax Anticipation Notes, 2.0%, 6/30/2004	3,400,000	3,414,480
		18,309,480
Texas 17.5%
Austin, TX, Electric Utility Systems Revenue:
Series R-1057, 1.02%*, 11/15/2021 (b)	4,815,000	4,815,000
Series 2003-A, 1.02%*, 11/15/2028 (b)	3,200,000	3,200,000
Austin, TX, Water & Waste, Water Systems Revenue, Series B-27, 1.03%*, 11/15/2026 (b)	5,265,000	5,265,000
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT, 1.06%*, 5/1/2033 (c)	2,500,000	2,500,000
City of Houston, 1.0%, 6/8/2004	3,000,000	3,000,000
Gulf Coast, Waste Disposal Authority, Environmental Facilities Revenue, Waster Corp. Texas Project, AMT, 1.0%*, 9/1/2022 (c)	3,220,000	3,220,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital, 1.0%*, 12/1/2032	3,980,000	3,980,000
Houston, TX, Airport System Revenue, Series SG 161, 1.02%*, 7/1/2032 (b)	9,235,000	9,235,000
Houston, TX, General Obligation, Series 781, 1.0%*, 3/1/2009 (b)	4,000,000	4,000,000
Houston, TX, Tax & Revenue Anticipation Notes, 1.5%, 6/30/2004	8,000,000	8,017,681
Houston, TX, Water & Sewer Systems, Series A, 0.98%, 5/25/2004	10,000,000	10,000,000
Houston, TX, Water & Sewer System Revenue, Series SG 120, 1.0%*, 12/1/2023	2,000,000	2,000,000
San Antonio, TX, Electric & Gas, Series A, 0.95%, 3/3/2004	6,900,000	6,900,000
San Antonio, TX, Electric & Gas Revenue, Series 1700, 1.01%*, 2/1/2010	6,605,000	6,605,000
Texas, State General Obligation, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004	26,000,000	26,133,083
University of Texas, University Revenue, Series B-14, 1.01%*, 8/15/2022	4,600,000	4,600,000
		103,470,764
Utah 2.3%
Alpine, UT, School District, Series 436, 1.0%, 3/15/2009 (b)	9,100,000	9,100,000
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 1.02%*, 5/15/2036	1,800,000	1,800,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 1.01%*, 7/1/2031	2,475,000	2,475,000
		13,375,000
Vermont 1.0%
Vermont, Student Assistance Corp., Student Loan Revenue, 1.15%*, 1/1/2008 (c)	5,800,000	5,800,000
Washington 3.2%
Grant County, Public Utilities District Number 002, Electric Revenue, Series 780, 1.0%*, 1/1/2010 (b)	6,125,000	6,125,000
Tacoma, WA, 0.97%, 3/16/2004	7,000,000	7,000,000
Washington, General Obligation, Series A-11, 1.03%*, 6/1/2017 (b)	5,760,000	5,760,000
		18,885,000
Wisconsin 0.3%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 1.17%*, 5/1/2015 (c)	2,020,000	2,020,000
Total Investment Portfolio - 100.0% (Cost $591,120,034) (a)		591,120,034

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2004.
(a) The cost for federal income tax purposes was $591,120,034.
(b) Bond is insured by one of these companies:
		As a % of Total Investment Portfolio
MBIA	Municipal Bond Investors Assurance	10.2
FSA	Financial Security Assurance	8.8
AMBAC	AMBAC Assurance Corp.	5.5
FGIC	Financial Guaranty Insurance Company	3.7
	Capital Guaranty	2.2
FNMA	Federal National Mortgage Association	0.5

(c) Security incorporates a letter of credit or line of credit from a major bank.
AMT: Subject to alternate minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of January 31, 2004 (Unaudited)
Assets	Money Market Fund	Government Money Fund	Tax-Exempt Money Fund
Investments: Investments in securities, at amortized cost	$ 3,377,652,934	$ 349,977,413	$ 591,120,034
Repurchase agreements	287,943,000	79,748,000	-
Total investments in securities, at amortized cost	3,665,595,934	429,725,413	591,120,034
Cash	49	297	-
Receivable for investments sold	-	-	365,000
Interest receivable	5,259,822	787,061	1,420,809
Receivable for Fund shares sold	17,442,120	422,474	2,388,154
Other assets	103,664	14,608	-
Total assets	3,688,401,589	430,949,853	595,293,997
Liabilities
Payable for investments purchased	-	-	363,766
Due to custodian bank	-	-	1,302,406
Dividends payable	848,876	98,654	79,910
Payable for Fund shares redeemed	1,966,660	275,846	-
Accrued management fee	814,397	94,354	130,027
Other accrued expenses and payables	1,757,510	210,504	221,930
Total liabilities	5,387,443	679,358	2,098,039
Net assets, at value	$ 3,683,014,146	$ 430,270,495	$ 593,195,958
Net Assets
Net assets consist of: Undistributed net investment income	381,381	12,173	44,055
Accumulated net realized gain (loss)	(9,661)	2,833	21,027
Paid-in capital	3,682,642,426	430,255,489	593,130,876
Net assets, at value	$ 3,683,014,146	$ 430,270,495	$ 593,195,958
Shares outstanding	3,682,385,152	430,234,213	593,131,283
Net asset value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended January 31, 2004 (Unaudited)
Investment Income	Money Market Fund	Government Money Fund	Tax-Exempt Money Fund
Income: Interest	$ 22,652,093	$ 2,634,804	$ 3,163,486
Expenses: Management fee	5,350,907	644,136	828,574
Services to shareholders	2,779,900	326,611	347,477
Custodian fees	91,636	9,484	25,712
Auditing	18,454	15,556	18,285
Legal	21,886	9,936	5,071
Trustees' fees and expenses	37,152	12,832	25,284
Reports to shareholders	35,350	9,760	9,303
Registration fees	-	6,912	3,267
Other	62,307	3,835	13,385
Total expenses, before expense reductions	8,397,592	1,039,062	1,276,358
Expense reductions	(184)	(12)	(45)
Total expenses, after expense reductions	8,397,408	1,039,050	1,276,313
Net investment income	14,254,685	1,595,754	1,887,173
Net realized gain (loss) on investment transactions	3,142	2,833	-
Net increase (decrease) in net assets resulting from operations	$ 14,257,827	$ 1,598,587	$ 1,887,173

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Money Market Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2004 (Unaudited)	Year Ended July 31, 2003
Operations: Net investment income	$ 14,254,685	$ 50,240,947
Net realized gain (loss) on investment transactions	3,142	177,732
Net increase (decrease) in net assets resulting from operations	14,257,827	50,418,679
Distributions to shareholders from net investment income	(14,059,522)	(50,390,647)
Fund share transactions: Proceeds from shares sold	1,532,843,524	3,566,239,007
Reinvestment of distributions	13,316,455	49,858,686
Cost of shares redeemed	(1,980,548,196)	(4,477,156,355)
Net increase (decrease) in net assets from Fund share transactions	(434,388,217)	(861,058,662)
Increase (decrease) in net assets	(434,189,912)	(861,030,630)
Net assets at beginning of period	4,117,204,058	4,978,234,688
Net assets at end of period (including undistributed net investment income of $381,381 and $186,218, respectively)	$ 3,683,014,146	$ 4,117,204,058

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Government Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2004 (Unaudited)	Year Ended July 31, 2003
Operations: Net investment income	$ 1,595,754	$ 6,096,807
Net realized gain (loss) on investment transactions	2,833	4,930
Net increase (decrease) in net assets resulting from operations	1,598,587	6,101,737
Distributions to shareholders from net investment income	(1,595,557)	(6,108,703)
Fund share transactions: Proceeds from shares sold	113,054,625	305,490,436
Reinvestment of distributions	1,491,227	6,012,261
Cost of shares redeemed	(187,351,914)	(422,168,524)
Net increase (decrease) in net assets from Fund share transactions	(72,806,062)	(110,665,827)
Increase (decrease) in net assets	(72,803,032)	(110,672,793)
Net assets at beginning of period	503,073,527	613,746,320
Net assets at end of period (including undistributed net investment income of $12,173 and $11,976, respectively)	$ 430,270,495	$ 503,073,527

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Tax-Exempt Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2004 (Unaudited)	Year Ended July 31, 2003
Operations: Net investment income	$ 1,887,173	$ 6,118,208
Net realized gain (loss) on investment transactions	-	59,235
Net increase (decrease) in net assets resulting from operations	1,887,173	6,177,443
Distributions to shareholders from net investment income	(1,883,318)	(6,118,208)
Fund share transactions: Proceeds from shares sold	192,945,414	452,079,545
Reinvestment of distributions	1,817,500	6,064,025
Cost of shares redeemed	(235,729,625)	(510,966,229)
Net increase (decrease) in net assets from Fund share transactions	(40,966,711)	(52,822,659)
Increase (decrease) in net assets	(40,962,856)	(52,763,424)
Net assets at beginning of period	634,158,814	686,922,238
Net assets at end of period (including undistributed net investment income of $44,055 and $40,200, respectively)	$ 593,195,958	$ 634,158,814

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Money Market Fund
Years Ended July 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.011	.02	.05	.06	.05
Distributions from net investment income	(.003)	(.011)	(.02)	(.05)	(.06)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.35**	1.11	2.01	5.54[b,c]	5.78	4.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	3,683	4,117	4,978	5,787	5,104	5,110
Ratio of expenses before expense reductions (%)	.42*	.43	.44	.42[d]	.44	.46
Ratio of expenses after expense reductions (%)	.42*	.43	.44	.41[d]	.44	.46
Ratio of net investment income (%)	.72*	1.12	2.01	5.38	5.61	4.78

a For the six months ended January 31, 2004 (Unaudited).
b Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution, the total return would have been lower.
c Total return would have been lower had certain expenses not been reduced.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.41% and 0.41%, respectively.
* Annualized
** Not annualized

Scudder Government Money Fund
Years Ended July 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.011	.02	.05	.05	.05
Distributions from net investment income	(.003)	(.011)	(.02)	(.05)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.32**	1.07	1.96	5.44[b]	5.59	4.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	430	503	614	751	668	712
Ratio of expenses before expense reductions (%)	.43*	.43	.43	.41[c]	.44	.43
Ratio of expenses after expense reductions (%)	.43*	.43	.43	.40[c]	.43	.43
Ratio of net investment income (%)	.67*	1.09	1.98	5.27	5.43	4.67

a For the six months ended January 31, 2004 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.40% and 0.40%, respectively.
* Annualized
** Not annualized

Scudder Tax-Exempt Money Fund
Years Ended July 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.009	.01	.03	.04	.03
Distributions from net investment income	(.003)	(.009)	(.01)	(.03)	(.04)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.31**	.92	1.43	3.50[b]	3.58	2.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	593	634	687	745	745	796
Ratio of expenses before expense reductions (%)	.41*	.39	.38	.36[c]	.39	.36
Ratio of expenses after expense reductions (%)	.41*	.39	.38	.35[c]	.39	.36
Ratio of net investment income (%)	.61*	.92	1.43	3.44	3.51	2.93

a For the six months ended January 31, 2004 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.35% and 0.35%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three investment funds (the "Funds"). Each Fund takes its own approach to money market investing. Scudder Money Market Fund emphasizes yield through a more diverse universe of investments, while Scudder Government Money Fund emphasizes government securities. Scudder Tax-Exempt Money Fund invests for income that is free from federal income taxes.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2003, the Scudder Money Market Fund had net tax basis capital loss carryforwards of approximately $13,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or July 31, 2010, the expiration date, whichever occurs first.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with each specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Funds' combined average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended January 31, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of the Funds' average daily net assets as follows:

Fund	Total Aggregated	Effective Rate (%)
Scudder Money Market Fund	$ 5,350,907.27
Scudder Government Money Fund	644,136.27
Scudder Tax-Exempt Money Fund	828,574.27

Service Provider Fees.

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Funds. For the six months ended January 31, 2004, SISC received shareholder service fees as follows:

Fund	Total Aggregated	Unpaid at January 31, 2004
Scudder Money Market Fund	$ 2,067,868	$ 1,246,722
Scudder Government Money Fund	269,730	144,950
Scudder Tax-Exempt Money Fund	313,657	198,624

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended January 31, 2004, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Scudder Money Market Fund	184	-
Scudder Government Money Fund	12	-
Scudder Tax-Exempt Money Fund	45	-

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Scudder Money Market Fund

Six Months Ended January 31, 2004		Year Ended July 31, 2003
Shares	Dollars	Shares	Dollars
Shares sold
1,532,843,524	$ 1,532,843,524	3,566,239,007	$ 3,566,239,007
Shares issued to shareholders in reinvestment of distributions
13,316,455	$ 13,316,455	49,858,686	$ 49,858,686
Shares redeemed
(1,980,765,857)	$ (1,980,548,196)	(4,477,154,706)	$ (4,477,156,355)
Net increase (decrease) from capital share transactions
	$ (434,388,217)		$ (861,058,662)

Scudder Government Money Fund

Six Months Ended January 31, 2004		Year Ended July 31, 2003
Shares	Dollars	Shares	Dollars
Shares sold
113,054,625	$ 113,054,625	305,490,570	$ 305,490,436
Shares issued to shareholders in reinvestment of distributions
1,491,227	$ 1,491,227	6,012,261	$ 6,012,261
Shares redeemed
(187,370,288)	$ (187,351,914)	(422,168,523)	$ (422,168,524)
Net increase (decrease) from capital share transactions
	$ (72,806,062)		$ (110,665,827)

Scudder Tax-Exempt Money Fund

Six Months Ended January 31, 2004		Year Ended July 31, 2003
Shares	Dollars	Shares	Dollars
Shares sold
192,945,414	$ 192,945,414	452,079,545	$ 452,079,545
Shares issued to shareholders in reinvestment of distributions
1,817,500	$ 1,817,500	6,064,025	$ 6,064,025
Shares redeemed
(235,729,683)	$ (235,729,625)	(510,966,232)	$ (510,966,229)
Net increase (decrease) from capital share transactions
	$ (40,966,711)		$ (52,822,659)

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

moneyfunds.scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Scudder Money Market Fund	Scudder Government Money Fund	Scudder Tax-Exempt Money Fund
Nasdaq Symbol	KMMXX	KEGXX	KXMXX
CUSIP Number	81118M-100	81118M-209	81118M-308
Fund Number	6	11	29

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified a significant deficiency relating to the overall fund expense payment and accrual process.
Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               March 29, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Government Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Government Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               March 29, 2004
                                    ---------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax-Exempt Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax-Exempt Money Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               March 29, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               March 29, 2004
                                    ---------------------------